Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000082160
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,636,000
C000082158
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $15,108
Average Annual Return, Percent	1.63%	5.39%	4.21%
C000082159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $14,614
Average Annual Return, Percent	4.38%	5.50%	3.87%
C000021322
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $16,021
C000064460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,625,000
C000077167
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $14,927
Average Annual Return, Percent	3.04%	3.43%	4.09%
C000077168
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $14,531
Average Annual Return, Percent	5.93%	3.59%	3.81%
C000077170
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $15,245
C000125075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $16,421
C000228875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $16,493
C000157073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,326,600
C000157071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $12,230
Average Annual Return, Percent	(1.04%)	0.44%	2.03%
C000157072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $11,887
Average Annual Return, Percent	1.59%	0.57%	1.74%
C000121799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,186,300
C000201844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $11,059
Average Annual Return, Percent	(1.01%)	(0.68%)	1.01%
C000201845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $10,927
Average Annual Return, Percent	1.62%	(0.56%)	0.89%
C000021323
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $11,988
C000089979
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,216,900
C000089977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $11,234
Average Annual Return, Percent	(0.31%)	(0.11%)	1.17%
C000089978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $10,890
Average Annual Return, Percent	2.28%	(0.01%)	0.86%
C000021325
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $11,918
C000021326
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,240,700
C000057304
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $11,420
Average Annual Return, Percent	1.57%	(1.06%)	1.34%
C000057305
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $11,070
Average Annual Return, Percent	4.28%	(0.95%)	1.02%
C000153036
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $12,491
C000044074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $14,612
C000021324
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,514,600
C000057302
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $14,198
Average Annual Return, Percent	6.04%	3.27%	3.57%
C000057303
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $13,573
Average Annual Return, Percent	6.93%	3.07%	3.10%
C000125076
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $15,269
Without Sales Load [Member] | C000082160
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%	6.71%	5.05%
Without Sales Load [Member] | C000082158
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	6.32%	4.67%
Without Sales Load [Member] | C000082159
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%	5.50%	3.87%
Without Sales Load [Member] | C000021322
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%	4.61%	4.83%
Without Sales Load [Member] | C000064460
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%	4.75%	4.98%
Without Sales Load [Member] | C000077167
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%	4.33%	4.54%
Without Sales Load [Member] | C000077168
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%	3.59%	3.81%
Without Sales Load [Member] | C000077170
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%	4.08%	4.31%
Without Sales Load [Member] | C000125075
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%	4.86%	5.08%
Without Sales Load [Member] | C000228875
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%	5.22%	5.13%
Without Sales Load [Member] | C000157073
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%	1.68%	2.87%
Without Sales Load [Member] | C000157071
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%	1.32%	2.48%
Without Sales Load [Member] | C000157072
Average Annual Return [Line Items]
Average Annual Return, Percent	2.59%	0.57%	1.74%
Without Sales Load [Member] | C000121799
Average Annual Return [Line Items]
Average Annual Return, Percent	3.71%	0.56%	1.72%
Without Sales Load [Member] | C000201844
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	0.18%	1.45%
Without Sales Load [Member] | C000201845
Average Annual Return [Line Items]
Average Annual Return, Percent	2.62%	(0.56%)	0.89%
Without Sales Load [Member] | C000021323
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%	0.97%	1.83%
Without Sales Load [Member] | C000089979
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%	1.12%	1.98%
Without Sales Load [Member] | C000089977
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	0.76%	1.61%
Without Sales Load [Member] | C000089978
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%	(0.01%)	0.86%
Without Sales Load [Member] | C000021325
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%	(0.20%)	1.77%
Without Sales Load [Member] | C000021326
Average Annual Return [Line Items]
Average Annual Return, Percent	6.49%	0.19%	2.18%
Without Sales Load [Member] | C000057304
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.20%)	1.78%
Without Sales Load [Member] | C000057305
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%	(0.95%)	1.02%
Without Sales Load [Member] | C000153036
Average Annual Return [Line Items]
Average Annual Return, Percent	6.48%	0.29%	2.25%
Without Sales Load [Member] | C000044074
Average Annual Return [Line Items]
Average Annual Return, Percent	8.63%	3.82%	3.87%
Without Sales Load [Member] | C000021324
Average Annual Return [Line Items]
Average Annual Return, Percent	9.11%	4.19%	4.24%
Without Sales Load [Member] | C000057302
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%	3.79%	3.83%
Without Sales Load [Member] | C000057303
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%	3.07%	3.10%
Without Sales Load [Member] | C000125076
Average Annual Return [Line Items]
Average Annual Return, Percent	9.22%	4.29%	4.32%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $1,207,100
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $1,207,100
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $1,270,700
Average Annual Return, Percent	4.17%	1.16%	2.42%
Nueberger Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,707
Average Annual Return, Percent	4.17%	1.16%	2.42%
Nueberger Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,707
Average Annual Return, Percent	4.17%	1.16%	2.42%
Nueberger Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $1,270,700
Average Annual Return, Percent	4.17%	1.16%	2.42%
Nueberger Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,707
Average Annual Return, Percent	4.17%	1.16%	2.42%
Nueberger Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,707
Average Annual Return, Percent	4.17%	1.16%	2.42%
Nueberger Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,707
Average Annual Return, Percent	4.17%	1.16%	2.42%
Nueberger Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $1,270,700
Average Annual Return, Percent	4.17%	1.16%	2.42%
Nueberger Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,707
Average Annual Return, Percent	4.17%	1.16%	2.42%
Nueberger Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index $12,707
Average Annual Return, Percent	4.17%	1.16%	2.42%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $1,207,100
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $1,207,100
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,071
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
Nueberger Index: Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $1,710,900
Average Annual Return, Percent	6.32%	6.96%	5.52%
Nueberger Index: Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $17,109
Average Annual Return, Percent	6.32%	6.96%	5.52%
Nueberger Index: Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index $17,109
Average Annual Return, Percent	6.32%	6.96%	5.52%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $17,575
Average Annual Return, Percent	8.03%	5.48%	5.80%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $1,757,500
Average Annual Return, Percent	8.03%	5.48%	5.80%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $17,575
Average Annual Return, Percent	8.03%	5.48%	5.80%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $17,575
Average Annual Return, Percent	8.03%	5.48%	5.80%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $17,575
Average Annual Return, Percent	8.03%	5.48%	5.80%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $17,575
Average Annual Return, Percent	8.03%	5.48%	5.80%
Neuberger Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index $17,575
Average Annual Return, Percent	8.03%	5.48%	5.80%
Neuberger Index: 65% Bloomberg Municipal Bond Index and 35%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $1,360,300
Average Annual Return, Percent	3.68%	1.82%	3.12%
Neuberger Index: 65% Bloomberg Municipal Bond Index and 35%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,603
Average Annual Return, Percent	3.68%	1.82%	3.12%
Neuberger Index: 65% Bloomberg Municipal Bond Index and 35%
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,603
Average Annual Return, Percent	3.68%	1.82%	3.12%
Nueberger Index: Bloomberg 7-Year G.O. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year G.O. Index $12,372
Average Annual Return, Percent	5.22%	1.05%	2.15%
Nueberger Index: Bloomberg 7-Year G.O. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year G.O. Index $1,237,200
Average Annual Return, Percent	5.22%	1.05%	2.15%
Nueberger Index: Bloomberg 7-Year G.O. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year G.O. Index $12,372
Average Annual Return, Percent	5.22%	1.05%	2.15%
Nueberger Index: Bloomberg 7-Year G.O. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7-Year G.O. Index $12,372
Average Annual Return, Percent	5.22%	1.05%	2.15%